Loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss attributable to Inspirato Incorporated	$ (24,057)	$ (22,218)	$ (540)
Denominator
Basic weighted average common units and class A shares outstanding	52,310	105,513	105,543
Diluted weighted average common units and class A shares outstanding	52,310	105,513	105,543
Basic net loss attributable to Inspirato Incorporated per common unit and class A share	$ (0.46)	$ (0.21)	$ (0.01)
Diluted net loss attributable to Inspirato Incorporated per common unit and class A share	$ (0.46)	$ (0.21)	$ (0.01)